Events after the balance sheet date	6 Months Ended
Jun. 30, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Events after the balance sheet date	Events after the balance sheet dateNo events occurred between the balance sheet date and the date on which these condensed consolidated interim financial statements were approved by the Audit and Finance Committee that would require adjustment to these condensed consolidated interim financial statements or disclosure under this section.